Financial Instruments - Maximum Exposure to Credit Risk Related to Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 192,683	$ 103,986	$ 75,767
Trade receivables from provisional concentrate sales, net of fair value adjustment	5,429	4,350
Convertible note receivable	11,353	21,856
Class Action Settlement Recoverable		41,500
Maximum exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	192,683	103,986
Trade receivables from provisional concentrate sales, net of fair value adjustment	5,429	4,350
Other accounts receivables	454	2,788
Non-revolving term loan	813	431
Convertible note receivable	11,353	21,856
Class Action Settlement Recoverable		41,500
Maximum exposure to credit risk related to financial assets	$ 210,732	$ 174,911